CMG Mauldin Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value

	CLOSED END FUND - 3.3%
	COMMODITY - 3.3%
26,490	Sprott Physical Gold Trust(a)	$ 395,761
	TOTAL CLOSE END FUND (Cost - $392,154)	395,761

	EXCHANGE-TRADED FUNDS - 95.9%
	COMMODITY - 3.1%
7,701	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	115,130
7,353	Teucrium Agricultural NO K-1 Strategy ETF	257,615
		372,745

	EQUITY FUNDS - 30.1%
2,047	iShares Core MSCI EAFE ETF	137,292
9,976	SPDR Portfolio Emerging Markets ETF	354,747
1,312	SPDR S&P Dividend ETF	169,838
5,951	Vanguard FTSE Europe ETF	361,464
9,664	Vanguard Total Stock Market ETF	1,975,611
15,450	Xtrackers S&P 500 ESG ETF	568,560
		3,567,512

	FIXED INCOME FUNDS - 62.7%
7,224	iShares 0-3 Month Treasury Bond ETF	725,723
4,773	iShares 0-5 Year TIPS Bond ETF	466,561
1,210	iShares 20+ Year Treasury Bond ETF	129,676
5,307	iShares 7-10 Year Treasury Bond ETF	526,507
877	iShares iBoxx $ Investment Grade Corporate Bond ETF	97,233
5,754	iShares JP Morgan USD Emerging Markets Bond ETF	505,834
19,602	Invesco Treasury Collateral ETF	2,065,463
19,542	SPDR Bloomberg 1-3 Month T-Bill ETF	1,792,588
3,955	Vanguard Intermediate-Term Corporate Bond ETF	319,524
2,535	Vanguard Total International Bond ETF	123,074
13,549	WisdomTree Floating Rate Treasury Fund	681,244
		7,433,427

	TOTAL EXCHANGE-TRADED FUNDS (Cost - $11,259,673)	11,373,684

	SHORT-TERM INVESTMENT - 1.2%
	MONEY MARKET FUND - 1.2%
144,296	Federated Hermes Institutional Prime Obligations, Institutional Class, 4.40%(b)	144,339
	TOTAL SHORT-TERM INVESTMENT (Cost - $144,339)

	TOTAL INVESTMENTS - 100.4% (Cost - $11,796,166)	$ 11,913,784
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4) %	(49,798)
	NET ASSETS - 100.0%	$ 11,863,986

	EAFE - Europe, Australasia and Far East
	ETF - Exchange-Traded Fund
	SPDR - Standard & Poor's Depositary Reciept

(a)	Non-income producing security.
(b)	Rate discolsed in the seven day effective yield as of January 31, 2023.